Intangible assets, net - Amortization amount of intangible assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible assets, net
2026	¥ 1,808,814	$ 252,501
2027	1,808,023	252,390
2028	1,806,916	252,236
2029	1,806,916	252,236
2030 and thereafter	10,045,533	1,402,302
Intangible assets, net	¥ 17,276,202	$ 2,411,665	¥ 16,943,816